UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM 13F
                              FORM 13F COVER PAGE

       REPORT FOR THE CALENDAR YEAR OR QUARTER ENDED: September 30, 2012
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                 CHECK HERE IF AMENDMENT [ ]; AMENDMENT NUMBER:
                                                               -----------

                        THIS AMENDMENT (CHECK ONLY ONE):

                         [ ] is a restatement.

                         [ ] adds new holdings entries.

INSTITUTIONAL INVESTMENT MANAGER FILING THIS REPORT:

     NAME:          Prescott General Partners LLC*
                    ------------------------------------------------------------
     ADDRESS:       2200 Butts Road, Suite 320    Boca Raton   FL      33431
                    ----------------------------- ------------ ------- ---------
                    (Street)                      (City)       (State) (Zip)

     FORM 13F FILE NUMBER:    028-14951

             The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

PERSON SIGNING THIS REPORT ON BEHALF OF REPORTING MANAGER:

            NAME:       Scott J. Vassalluzzo
            TITLE:      Managing Member
            PHONE:      561-314-0800

SIGNATURE, PLACE, AND DATE OF SIGNING:

            /s/ Scott J. Vassalluzzo
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[Signature]

            Boca Raton, FL
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[City, State]

            November 14, 2012
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[Date]

             * Effective January 1, 2012, each of Messrs. Thomas W. Smith (028-04481), Scott J. Vassalluzzo (028-10290) and Steven M. Fischer (028-13257) assigned their general partnership interests in three private investment limited partnerships to Prescott General Partners LLC. This Form 13F filing includes the Section 13(f) securities held by these limited partnerships.

REPORT TYPE (CHECK ONLY ONE.):

[X] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings are in this report and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

                                REPORT SUMMARY:



NUMBER OF OTHER INCLUDED MANAGERS:                0
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FORM 13F INFORMATION TABLE ENTRY TOTAL:           14
                                                  ----------
FORM 13F INFORMATION TABLE VALUE TOTAL:           $1,084,445 (thousands)
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LIST OF OTHER INCLUDED MANAGERS: NONE

                           FORM 13F INFORMATION TABLE

                                                            VALUE     SHARES/   SH/ PUT/  INVSTMT   OTHER        VOTING AUTHORITY
   NAME OF ISSUER               TITLE OF CLASS   CUSIP    (x$1000)    PRN AMT  PRN  CALL  DSCRETN  MANAGERS    SOLE    SHARED  NONE
   --------------               --------------   -----    --------    -------  ---  ----  -------  --------    ----    ------  ----
ALLIANCE DATA SYSTEMS CORP.      COMMON STOCK  018581108   86,270     607,750   SH          Sole      -        607,750
COPART, INC.                     COMMON STOCK  217204106   90,556   3,265,636   SH          Sole      -      3,265,636
CREDIT ACCEPTANCE CORP.          COMMON STOCK  225310101  280,713   3,282,808   SH          Sole      -      3,282,808
GAMESTOP CORP.                       CL A      36467W109   15,750     750,000   SH          Sole      -        750,000
GREEN MTN COFFEE ROASTERS, INC.  COMMON STOCK  393122106   62,033   2,613,000   SH          Sole      -      2,613,000
LIFE TIME FITNESS, INC.          COMMON STOCK  53217R207   53,811   1,176,450   SH          Sole      -      1,176,450
MARKET LEADER, INC.              COMMON STOCK  57056R103    1,830     273,158   SH          Sole      -        273,158
NEUSTAR INC.                         CL A      64126X201  122,355   3,056,575   SH          Sole      -      3,056,575
SUPPORT.COM, INC.                COMMON STOCK  86858W101    8,849   2,092,070   SH          Sole      -      2,092,070
SYSTEMAX INC.                    COMMON STOCK  871851101   24,981   2,115,211   SH          Sole      -      2,115,211
TRACTOR SUPPLY CO.               COMMON STOCK  892356106   55,212     558,318   SH          Sole      -        558,318
U.S. AUTO PARTS NETWORK, INC.    COMMON STOCK  90343C100    2,214     640,000   SH          Sole      -        640,000
VISTAPRINT N.V.                      SHS       N93540107  136,288   3,990,868   SH          Sole      -      3,990,868
WORLD ACCEPTANCE CORP.           COMMON STOCK  981419104  143,583   2,128,726   SH          Sole      -      2,128,726